FAIR VALUE MEASUREMENTS - Assets measured on recurring basis (Details) - Recurring - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Total assets at fair value	$ 87,038	$ 150,209	$ 89,059
Money market funds
Assets
Total assets at fair value	33,858	40,454	24,380
Assetbacked securities
Assets
Total assets at fair value	3,105	16,806	13,285
Corporate bonds
Assets
Total assets at fair value	30,084	67,948	50,944
Repurchase agreements
Assets
Total assets at fair value		25,001	450
Government bonds
Assets
Total assets at fair value	19,991	25,001
Level 1
Assets
Total assets at fair value	53,849	40,454	24,380
Level 1 | Money market funds
Assets
Total assets at fair value	33,858	40,454	24,380
Level 1 | Government bonds
Assets
Total assets at fair value	19,991
Level 2
Assets
Total assets at fair value	33,189	109,755	64,229
Level 2 | Assetbacked securities
Assets
Total assets at fair value	3,105	16,806	13,285
Level 2 | Corporate bonds
Assets
Total assets at fair value	$ 30,084	67,948	50,944
Level 2 | Repurchase agreements
Assets
Total assets at fair value		25,001
Level 2 | Government bonds
Assets
Total assets at fair value		$ 25,001
Level 3
Assets
Total assets at fair value			450
Level 3 | Repurchase agreements
Assets
Total assets at fair value			$ 450